Other Liabilities - Non-current - Summary of Contract Liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Miscellaneous non-current liabilities [abstract]
Advances received from customers - current	$ 461.4	₨ 34,972.3		₨ 24,182.7
Deferred revenue - current	403.9	30,614.2		33,176.6
Deferred revenue -Non-current	598.5	45,359.0		48,477.0
Total contract liabilities	$ 1,463.8	₨ 110,945.5	$ 1,396.4	₨ 105,836.3	₨ 92,724.0